Other Financial Liabilities - Summary of Finance Lease Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.90%	6.90%
Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%	5.48%
Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	$ 3,407,225	$ 3,038,932
Non-current	$ 13,354,697	$ 14,136,785
Financial Leases [Member] | Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.50%	6.50%
Current	$ 3,180,386	$ 3,038,932
Non-current	$ 12,422,220	14,136,785
Financial Leases [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	1.50%
Current	$ 226,839
Non-current	932,477
One to Three Months [Member] | Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	852,559	760,090
One to Three Months [Member] | Financial Leases [Member] | Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Current	795,505	760,090
One to Three Months [Member] | Financial Leases [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Current	57,054
Three to Twelve Months [Member] | Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	2,554,666	2,278,842
Three to Twelve Months [Member] | Financial Leases [Member] | Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Current	2,384,881	2,278,842
Three to Twelve Months [Member] | Financial Leases [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Current	169,785
One to Two Years [Member] | Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	3,247,585	3,034,977
One to Two Years [Member] | Financial Leases [Member] | Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Non-current	3,175,864	3,034,977
One to Two Years [Member] | Financial Leases [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current	71,721
Two to Three Years [Member] | Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	3,241,848	3,030,765
Two to Three Years [Member] | Financial Leases [Member] | Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Non-current	3,171,049	3,030,765
Two to Three Years [Member] | Financial Leases [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current	70,799
Three to Four Years [Member] | Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	6,144,963	3,026,279
Three to Four Years [Member] | Financial Leases [Member] | Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Non-current	6,075,307	3,026,279
Three to Four Years [Member] | Financial Leases [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current	69,656
Four to Five Years [Member] | Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	68,520	5,044,764
Four to Five Years [Member] | Financial Leases [Member] | Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Non-current		$ 5,044,764
Four to Five Years [Member] | Financial Leases [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current	68,520
Over Five Years [Member] | Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	651,781
Over Five Years [Member] | Financial Leases [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current	$ 651,781